Equity (Details) - Schedule of stock options using the black-scholes model	12 Months Ended
Dec. 31, 2020 $ / shares
Equity (Details) - Schedule of stock options using the black-scholes model [Line Items]
Expected Terms (years)	10 years
Dividend Yield	0.00%
Minimum [Member]
Equity (Details) - Schedule of stock options using the black-scholes model [Line Items]
Expected Volatility	126.00%
Risk Free Interest Rate	0.73%
Grant Date Fair Value Per share (in Dollars per share)	$ 9.76
Maximum [Member]
Equity (Details) - Schedule of stock options using the black-scholes model [Line Items]
Expected Volatility	228.00%
Risk Free Interest Rate	1.65%
Grant Date Fair Value Per share (in Dollars per share)	$ 41.20